Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 10 – Commitments and Contingencies

The Company leases its office and warehouse. The Company signed a new lease for its office and warehouse effective March 1, 2011 at a new location. The maturity date for the lease is May 2016. The minimum rental commitments under the lease are as follows:

Year Ending July 31:
2012	53,696
2013	55,133
2014	56,570
2015	58,007
2016	49,537

Total	$272,943

The rent expense for the three months ended January 31, 2012 and 2011 was $14,010 and $19,233, respectively. The rent expense for the six months ended January 31, 2012 and 2011 was $29,204 and $34,833, respectively.

NOTE 4 –Commitments and Contingencies

The Company leases its office and warehouse. The maturity date for the lease is May 2016. The minimum rental commitment under the lease for the years ended July 31 are:

Year Ending July 31:
2012	53,696
2013	55,133
2014	56,570
2015	58,007
2016	49,537

Total	$272,943

The rent expense for the years ended July 31, 2011 and 2010 was $65,221, and $67,000, respectively.